Cash and cash equivalents - Summary of Cash and cash equivalents by currency (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Cash and cash equivalents	$ 7,298	$ 14,126	$ 9,635	$ 36,819
Denominated in NOK
Statements [Line Items]
Cash and cash equivalents	5,298	11,799
Denominated in USD
Statements [Line Items]
Cash and cash equivalents	1,295	1,823
Denominated in GBP
Statements [Line Items]
Cash and cash equivalents	532	352
Denominated in CNY
Statements [Line Items]
Cash and cash equivalents	$ 173	$ 152